Cash generated from operations (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash generated from operations
Loss before income tax	¥ (94,173,000)	¥ (681,314,000)	¥ (259,492,000)
Adjustments for:
Finance income	(155,000)	(113,000)	(1,185,000)
Finance costs	21,635,000	27,230,000	29,189,000
Amortisation of intangible assets	395,000	5,970,000	8,130,000
Depreciation of property, plant and equipment	61,091,000	93,165,000	97,232,000
Depreciation of investment properties			1,043,000
Loss on disposal of property, plant and equipment	(20,465,000)	(14,349,000)	(703,000)
Loss on disposal of intangible assets	3,000	1,350,000
Share of losses/(profits) investments accounted for using the equity method		(81,000)	1,043,000
Fair value loss of convertible note	26,506,000	4,240,000	1,599,000
Transaction cost related to issuance of convertible note			677,000
Reversal of contingent consideration		(1,523,000)
Share-based payment	27,528,000	35,463,000	78,967,000
Impairment of non-current assets		313,959,000	32,969,000
Unrealised exchange difference		(373,000)	515,000
Loss on disposal of associates	2,920,000		928,000
Loss on disposal of subsidiaries	11,329,000	21,558,000	1,531,000
Total before changes in working capital	77,544,000	(166,120,000)	(6,151,000)
Changes in working capital:
Inventories	(294,000)	(800,000)	(8,971,000)
Trade receivables	1,302,000	3,849,000	(7,781,000)
Other receivables, deposits and prepayments	1,718,000	34,108,000	10,470,000
Trade payables	16,394,000	4,543,000	15,969,000
Accruals, other payables and provisions	(104,435,000)	(52,018,000)	15,191,000
Contract liabilities	(66,728,000)	228,153,000	(13,145,000)
Cash flow from operating activities	¥ (74,499,000)	¥ 51,715,000	¥ 5,582,000